Going Concern Uncertainty and Management’s Plan (Details) - USD ($)		3 Months Ended			12 Months Ended
	Dec. 10, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 10, 2025
Going Concern Uncertainty and Management’s Plan (Details) [Line Items]
Net loss		$ (5,534,069)		$ (6,659,205)	$ (24,761,369)	$ (21,148,747)
Cash		7,295,451	$ 3,924,908		3,924,908
Working capital		7.6	21,948,698		21,948,698
Net proceeds from the offering	$ 15,100,000	15,125,489	$ 15,166,842		15,166,842
Offering price of common stock (in Dollars per share)	$ 1.09
Gross proceeds from the offering	$ 18,000,000
Pre-funded Warrants [Member]
Going Concern Uncertainty and Management’s Plan (Details) [Line Items]
Common stock shares (in Shares)	15,229,358
Purchase common stock (in Dollars per share)	$ 1.0899
Citius Oncology [Member] | Pre-funded Warrants [Member]
Going Concern Uncertainty and Management’s Plan (Details) [Line Items]
Purchase common stock (in Dollars per share)	$ 0.0001
Common Stock [Member]
Going Concern Uncertainty and Management’s Plan (Details) [Line Items]
Net loss
Common stock offering (in Shares)	1,284,404	1,284,404
Common stock shares (in Shares)							5,142,858
Purchase common stock (in Dollars per share)							$ 1.92